Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$47,308,054.30	0.3987866	$35,207,189.51	0.2967815	$12,100,864.79
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$134,008,054.30	0.1043408	$121,907,189.51	0.0949189	$12,100,864.79

Weighted Avg. Coupon (WAC)	3.54%		3.57%
Weighted Avg. Remaining Maturity (WARM)	18.70		17.87
Pool Receivables Balance	$157,016,876.85		$144,516,815.71
Remaining Number of Receivables	27,066		25,964

Adjusted Pool Balance	$153,418,499.10		$141,317,634.31

III. COLLECTIONS

Principal:
Principal Collections	$12,329,391.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$212,931.48
Total Principal Collections	$12,542,323.37

Interest:
Interest Collections	$452,697.77
Late Fees & Other Charges	$34,656.21
Interest on Repurchase Principal	$-
Total Interest Collections	$487,353.98

Collection Account Interest	$5,641.54
Reserve Account Interest	$1,450.79
Servicer Advances	$-

Total Collections	$13,036,769.68

1 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$13,036,769.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,036,769.68

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$130,847.40	$-	$130,847.40	$130,847.40
	Collection Account Interest					$5,641.54
	Late Fees & Other Charges					$34,656.21
Total due to Servicer						$171,145.15

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$61,106.24		$61,106.24

	Total Class A interest:		$61,106.24		$61,106.24	$61,106.24

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$12,618,241.21

9.	Regular Principal Distribution Amount:					$12,100,864.79

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,100,864.79
	Class A Notes Total:		$12,100,864.79		$12,100,864.79
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,100,864.79		$12,100,864.79

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					517,376.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,598,377.75
Beginning Period Amount	$3,598,377.75
Current Period Amortization	$399,196.35
Ending Period Required Amount	$3,199,181.40
Ending Period Amount	$3,199,181.40
Next Distribution Date Required Amount	$2,825,969.55

2 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	12.65%	13.74%	13.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.26%	25,513	97.28%	$140,584,267.73
30 - 60 Days	1.41%	366	2.19%	$3,160,435.53
61 - 90 Days	0.29%	76	0.48%	$696,644.71
91-120 Days	0.03%	9	0.05%	$75,467.74
121 + Days	0.00%	0	0.00%	$-
Total		25,964		$144,516,815.71

Delinquent Receivables 30+ Days Past Due
Current Period	1.74%	451	2.72%	$3,932,547.98
1st Preceding Collection Period	1.57%	425	2.53%	$3,964,832.62
2nd Preceding Collection Period	1.55%	439	2.44%	$4,178,363.84
3rd Preceding Collection Period	1.85%	540	2.88%	$5,339,764.00
Four-Month Average	1.68%		2.64%

Repossession in Current Period		11		$96,675.49
Repossession Inventory		49		$70,042.07

Current Charge-Offs
Gross Principal of Charge-Offs				$170,669.25
Recoveries				$(212,931.48)
Net Loss				$(42,262.23)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.32%

Average Pool Balance for Current Period				$150,766,846.28

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.34%
1st Preceding Collection Period				0.37%
2nd Preceding Collection Period				0.06%
3rd Preceding Collection Period				0.49%
Four-Month Average				0.14%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		20	2,195	$33,064,424.04
Recoveries		32	2,025	$(20,151,630.98)
Net Loss				$12,912,793.06
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		13	1,844	$13,006,494.95
Average Net Loss for Receivables that have experienced a Net Loss				$7,053.41

Principal Balance of Extensions				$433,461.34
Number of Extensions				46

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3